Related Party Debt and Convertible Debt (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Related Party Debt
Balance net Beginning balance Related Party Debt	$ 8,144,611
Borrowings.	1,094,555
Discounts amortized.	324,991
Balance net Ending balance Related Party debt	17,053,317
Related Party Convertible Debt
Balance net Beginning balance Related Party Debt	7,489,160
Borrowings.	0
Discounts amortized.	0
Balance net Ending balance Related Party debt	$ 7,489,160